Cost of Sales	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
COST OF SALES

NOTE 16 – COST OF SALES

Cost of sales as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Direct labor	$1,940,773	$1,600,909	$626,537
Direct materials	12,294,288	10,428,628	9,839,127
Direct manufacturing costs	1,359,577	1,338,927	1,001,119
Outsourced products	10,713,360	1,931,385	8,823,448
Total	$26,307,998	$15,299,849	$20,290,231